DERIVATIVE LIABILITY - Fair value of the convertible instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MINERAL PROPERTIES
Dividend rate	$ 0	$ 0
Term (in years)	2 years	2 years
Volatility, minimum	103.00%	106.00%
Volatility, maximum	110.00%	193.00%
Risk-free interest rate, minimum	0.27%	0.25%
Risk-free interest rate, maximum	0.33%	0.42%